Note 4 - Other Investments (Tables) - Japanese Yen [Member]	12 Months Ended
Mar. 31, 2015
Note 4 - Other Investments (Tables) [Line Items]
Available-for-sale Securities [Table Text Block]
	Thousands of Yen
March 31, 2014	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	¥1,391,820	¥2,364,442	¥5,251	¥3,751,011

March 31, 2015

Available-for-sale—Equity securities	¥1,778,803	¥2,528,884	¥95,116	¥4,212,571
Available-for-sale—Debt securities	100,300	1,610	-	101,910
	¥1,879,103	¥2,530,494	¥95,116	¥4,314,481

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
	Thousands of Yen
	Less than 12 Months		12 Months or More		Total
March 31, 2014	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	¥56,524	¥5,251	-	-	¥56,524	¥5,251

March 31, 2015

Available-for-sale—Equity securities	¥946,712	¥95,116	-	-	¥946,712	¥95,116